Intangible assets - Sensitivity to change in key assumptions (Details) £ in Millions	12 Months Ended
Jun. 30, 2022 GBP (£)
McDowell's No.1
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	£ 892
Bell's whisky
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	145
Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	346
Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	688
Headroom | McDowell's No.1
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | Bell's whisky
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	0
Headroom | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	44
Headroom | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	£ 14
Increase in discount rate | McDowell's No.1
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 92
Increase in discount rate | Bell's whisky
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	3.00%
Potential impairment loss	£ 27
Increase in discount rate | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	7.00%
Potential impairment loss	£ 95
Increase in discount rate | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	7.00%
Potential impairment loss	£ 249
Decrease in terminal growth rate | Bell's whisky
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 9
Decrease in terminal growth rate | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 13
Decrease in annual growth rate in forecast period 2023-2029 | McDowell's No.1
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	2.00%
Potential impairment loss	£ 121
Decrease in cash flows | Bell's whisky
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	10.00%
Potential impairment loss	£ 15
Decrease in cash flows | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	10.00%
Potential impairment loss	£ 88
Decrease in future volume forecast | Yenì Raki
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	4.00%
Potential impairment loss	£ 20
Decrease in future volume forecast | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 124
Further devaluation of local currency | Turkey
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	66.00%
Potential impairment loss	£ 69